Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 206	$ 36,616	$ 36,619
Accounts receivable, net of allowance for doubtful accounts of $13,453 at December 31, 2022 and $545,420 at December 31, 2021	126,887	170,954	185,902
Other Current Assets	27,447	22,267	8,759
Total current assets	154,540	229,837	231,280
Property and equipment, net	160,531	179,113	227,889
Goodwill and Intangible Assets, net	961,703	1,024,529	1,220,664
Deposit	7,000	7,000
Total other assets	1,129,234	1,210,642
Other assets:
Deposits		7,000	7,000
Total other assets		7,000	7,000
Total assets	1,283,774	1,440,479	1,686,833
Current liabilities:
Current portion of debt	574,171	598,251	730,532
Convertible notes payable, net of debt discounts of $12,500 and $1,041,697 at December 31, 2022 and December 31, 2021, respectively	784,288	800,818	316,974
Accounts payable	3,079,480	3,090,211	3,098,770
Accrued expenses	130,569	99,869	217,867
Deferred compensation	97,106	95,429	92,546
Accrued interest	157,487	138,173	93,661
Customer deposits payable	62,986	62,986	68,851
Derivative liability	105,246	112,710	1,373,211
Total current liabilities	4,991,333	4,998,447	5,992,412
Long-term liabilities
Long-term portion of debt
Total long-term liabilities
Total liabilities	4,991,333	4,998,447	5,992,412
STOCKHOLDERS’ DEFICIT
Common stock, $.0001 par value; 3,000,000,000 and 500,000,000 shares authorized; 1,147,827 and 164,677 shares issued and outstanding as of December 31, 2022 and December 31, 2021, respectively	126	115	16
Additional paid-in capital	8,822,276	8,761,354	6,840,621
Accumulated deficit	(12,581,961)	(12,371,437)	(11,177,216)
Total stockholders’ deficit	(3,707,559)	(3,557,968)	(4,305,579)
Total liabilities and stockholders’ deficit	1,283,774	1,440,479	1,686,833
Series B Preferred Stock [Member]
STOCKHOLDERS’ DEFICIT
Preferred Stock, $.0001 par value, $1 per share stated value, 5,000,000 shares authorized; 52,000 and 31,000 shares of Series B Convertible Preferred Stock issued and outstanding as of December 31, 2022 and December 31, 2021, respectively	$ 52,000	$ 52,000	$ 31,000